Fair Value Measurements - Financial Instruments Carried on Consolidated Balance Sheet for Which Nonrecurring Change in Fair Value Has Been Recorded (Detail) - Fair Value on a Nonrecurring Basis - USD ($)
$ in Thousands
	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment Losses	$ 2,469	$ 4,084	$ 5,469
Level 3 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	32,484	29,087	65,272
Impaired Loans
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment Losses	2,287	2,894	3,096
Impaired Loans | Level 3 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	29,460	21,950	49,189
Other Real Estate Owned
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment Losses	182	1,190	2,373
Other Real Estate Owned | Level 3 Inputs
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total assets at fair value	$ 3,024	$ 7,137	$ 16,083